SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue		$ 1,000,742	$ 751,888	$ 591,710
United States [Member]
Segment Reporting Information [Line Items]
Revenue		503,359	393,355	312,816
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		8,257	6,784	6,302
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		60,238	45,751	41,297
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	243,100	173,203	130,745
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 185,788	$ 132,795	$ 100,550

[1]	Excluding United Kingdom and Israel